TAXATION	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
TAXATION	TAXATION
Bermuda
Under current Bermudan law, the Company is not required to pay taxes in Bermuda on either income or capital gains. The Company has received written assurance from the Minister of Finance in Bermuda that, in the event of any such taxes being imposed, the Company will be exempted from taxation until the year 2035.

United States
The Company does not accrue U.S. income taxes as, in the opinion of U.S. counsel, the Company is not engaged in a U.S. trade or business and is exempted from a gross basis tax under Section 883 of the U.S. Internal Revenue Code.

A reconciliation between the income tax expense resulting from applying statutory income tax rates and the reported income tax expense has not been presented herein, as it would not provide additional useful information to users of the financial statements as the Company's net income is subject to neither Bermuda nor U.S. tax.

Canada and Namibia
Certain of the Company's subsidiaries and branches in Canada and Namibia recorded net tax credits totaling $0.7 million during the year ended December 31, 2025 based on rig operations (December 31, 2024: income tax expense of $10.6 million, December 31, 2023: income tax expense of $3.1 million).

Norway
Certain of the Company's subsidiaries are tax resident in Norway and recorded income taxes totaling $2.6 million during the year ended December 31, 2025 mainly related to rig operations (December 31, 2024: $0.0 million, December 31, 2023: $0.2 million).

Other Jurisdictions
Certain of the Company's subsidiaries are tax resident in Singapore, Cyprus, and the United Kingdom and are subject to income tax in their respective jurisdictions. Such taxes are not material to our consolidated financial statements and related disclosures for the year ended December 31, 2025.

Neither the Company nor its subsidiaries are undergoing tax audits in any applicable tax jurisdiction. The table below shows the components of tax expense for the years ended December 31, 2025, 2024 and 2023:

	Year ended December 31,
(in thousands of $)	2025	2024	2023
Current tax expense	2,612	10,367	3,323
Adjustments in respect of current tax of previous years	(730)	264	—
Tax expense	1,882	10,631	3,323
A reconciliation between the tax expense and the product of the accounting profit multiplied by the Bermuda domestic tax rate for the years ended December 31, 2025, 2024 and 2023 is as follows:

	Year ended December 31,
(in thousands of $)	2025	2024	2023
(Loss)/Income before taxes	(24,549)	141,284	87,260

Income tax at 0% (2024: 0%, 2023: 0%)	—	—	—
Tax effect of higher foreign tax rates	1,882	10,631	3,323
Tax expense	1,882	10,631	3,323
Effective tax rate	8%	8%	4%

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for tax purposes. As of December 31, 2025, the Company has deferred tax assets in relation to tax losses carryforwards in certain foreign subsidiaries. Subject to limitations under relevant tax law, the tax losses carryforwards can be used to offset future taxable income of the subsidiaries. Tax losses carryforwards will expire between 2029 and 2030 if not utilized (December 31, 2024: in 2029).

(in thousands of $)	2025	2024
Tax losses carryforwards	12,865	2,647
Gross deferred tax assets	12,865	2,647
Valuation allowance	(12,865)	(2,647)
Deferred tax assets, net of valuation allowance	—	—

The Company establishes a valuation allowance for deferred tax assets when it is more likely than not that the benefit from the deferred tax asset will not be realized. The amount of deferred tax assets considered realizable could increase or decrease in the near term if our estimates of future taxable income change. During the year ended December 31, 2025, the valuation allowance movement primarily relates to the recognition of tax losses carryforwards of $10.2 million (December 31, 2024: $0.1 million).

The Company does not have any material accrued interest or penalties relating to income taxes for the years ended December 31, 2025, December 31, 2024 and December 31, 2023.